Related parties transactions	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Related parties transactions	Related parties transactions
Prior to the Spin-off, the Alcon business was a segment of Novartis such that transactions with Novartis were considered related party transactions. In connection with the Spin-off, Alcon entered into a separation and distribution agreement as well as various other agreements governing relationships with Novartis going forward, including manufacturing and supply, transitional services, tax matters, employee matters, and patent and know-how license and brand license agreements. Information included in this Note 11 with respect to Novartis is strictly limited to related party transactions with Novartis during 2019 and prior to the Spin-off on April 9, 2019.
Transactions with Novartis (up to April 9, 2019)
Transactions from trading activities related to products and services invoiced between other Novartis Group companies and Alcon's business, have been retained in the historical condensed consolidated financial statements. The ultimate controlling parent of both, the other Novartis Group companies and Alcon's business, was Novartis AG until the Spin-off.

($ millions)	Six months ended June 30, 2019(1)
Contract manufacturing revenues from former parent	47
Purchases of Alcon from former parent	19

(1)	Activity presented strictly relates to the period during which Novartis was a related party (prior to the Spin-off on April 9, 2019).
Sales to and purchases from former parent
Beginning in 2019, product sales to Novartis are recorded in "Other revenues" in line with Alcon's contract manufacturing arrangement executed with Novartis. Other revenues in 2019 prior to the Spin-off were $47 million. Purchases of products from Novartis under the contract manufacturing arrangement totaled $19 million in 2019 prior to the Spin-off.
Corporate Overhead and Other Allocations from Novartis
Services provided by Novartis Group to Alcon in 2019 prior to the Spin-off totaled $40 million and primarily related to human resources operations, real estate and facility services, and information technology.
Management believes that the net charges and methods used for allocations to Alcon were performed on a reasonable basis and reflect the services received by Alcon and the cost incurred on behalf of Alcon. Although the Condensed Consolidated Interim Financial Statements reflect management's best estimate of all historical costs related to Alcon, this may however not necessarily reflect what the results of operations, financial position, or cash flows would have been had Alcon been a separate entity, nor the future results of Alcon as it exists following completion of the separation on April 9, 2019.